Concentration of Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration of Risk [Line Items]
Cash and cash equivalents	$ 7,179,800	$ 5,098,420	$ 8,904,618
Restricted cash	158,865	203,779
Short-term bank loans	18,199,806	15,265,739
TWD [Member]
Concentration of Risk [Line Items]
Cash and cash equivalents	2,999,862
Restricted cash		1,819,138
JPY [Member]
Concentration of Risk [Line Items]
Cash and cash equivalents	$ 627,735	$ 169,939